Note A - The Company and Summary of Significant Accounting Policies (Details) - Allowance for Doubtful Accounts (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Allowance for Doubtful Accounts [Abstract]
Balance at Beginning of Year	$ 397,526	$ 11,526	$ 20,526
Charged to Costs and Expenses		386,000
Deductions From Reserves	377,000
Balance at End of Year	$ 20,526	$ 397,526	$ 20,526